Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash	$ 2,253,903		$ 1,087,497		$ 2,093,718
Accounts receivable, net of allowance for credit losses of $24,210 and $5,748, respectively	809,482		936,321		105,049
Prepaid expenses and other current assets	757,513		643,674		741,155
Total current assets	3,820,898		2,667,492		2,939,922
Property and equipment, net	10,703		3,539		4,644
Intangible assets, net	8,635,827		3,883,853
Goodwill	21,991,721	[1]	18,972,475	[1]	2,171,526
Operating lease right-of-use assets	61,101		72,565		134,013
Deferred tax asset	140,644
Other assets	13,984		11,154		38,381
Total assets	34,675,878		25,674,078		5,288,486
Current liabilities:
Accounts payable	3,095,393		7,782,746		6,439,863
Accrued expenses and other current liabilities	4,405,626		3,891,018		5,194,240
Convertible notes, carried at fair value	2,676,000
Notes payable, carried at fair value	4,661,000		3,575,000
Deferred underwriting fees					4,000,000
Deferred fee					500,000
Private placement warrant liability	361,000
Earnout liability	2,324,365		14,850		59,399
Due to related party	167,118		167,118		67,118
GEM commitment fee liability					2,000,000
Deferred revenue	4,095,847		3,934,627		1,214,096
Operating lease liabilities, current	24,250		22,731		234,043
Total current liabilities	30,244,142		28,260,148		37,089,615
Deferred revenue - long-term	115,725		117,643
Deferred tax liability	1,120,218		10,115
Operating lease liabilities, non-current	37,414		49,974
Other long-term liabilities					75,000
Total liabilities	31,517,499		28,437,880		37,164,615
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 275,000,000 (250,000,000 Class A and 25,000,000 Class B) shares authorized and 819,516 (588,403 Class A and 231,113 Class B) and 258,529 (27,416 Class A and 231,113 Class B) issued and outstanding at December 31	245		80		26
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 1 and 0 shares issued and outstanding at December 31, 2024 and December 31, 2023
Additional paid-in capital	92,875,082		75,515,831		14,890,169
Accumulated deficit	(89,716,948)		(78,279,713)		(46,766,324)
Stockholders’ equity (deficit)	3,158,379		(2,763,802)		(31,876,129)
Total liabilities and stockholders’ equity (deficit)	34,675,878		25,674,078		5,288,486
Reverse Stock Split [Member]
Current assets:
Cash			1,087,497
Accounts receivable, net of allowance for credit losses of $24,210 and $5,748, respectively			936,321
Prepaid expenses and other current assets			643,674
Total current assets			2,667,492
Property and equipment, net			3,539
Intangible assets, net			3,883,853
Goodwill			18,972,475
Operating lease right-of-use assets			72,565
Other assets			11,154
Total assets			25,674,078
Current liabilities:
Accounts payable			7,782,746
Accrued expenses and other current liabilities			3,891,018
Notes payable, carried at fair value			3,575,000
Deferred underwriting fees
Deferred fee
Earnout liability			14,850
Due to related party			167,118
GEM commitment fee liability
Deferred revenue			3,934,627
Operating lease liabilities, current			22,731
Total current liabilities			28,260,148
Deferred revenue - long-term			117,643
Deferred tax liability			10,115
Operating lease liabilities, non-current			49,974
Other long-term liabilities
Total liabilities			28,437,880
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 275,000,000 (250,000,000 Class A and 25,000,000 Class B) shares authorized and 819,516 (588,403 Class A and 231,113 Class B) and 258,529 (27,416 Class A and 231,113 Class B) issued and outstanding at December 31			82
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 1 and 0 shares issued and outstanding at December 31, 2024 and December 31, 2023
Additional paid-in capital			75,515,829
Accumulated deficit			(78,279,713)
Stockholders’ equity (deficit)			(2,763,802)		(31,876,129)
Total liabilities and stockholders’ equity (deficit)			25,674,078
Related Party [Member]
Current assets:
Bifurcated embedded derivative asset - related party	1,000		63,000
Current liabilities:
Convertible notes	8,425,943		8,639,701		5,233,932
Warrant liability	4,600		2,300		575,000
Related Party [Member] | Reverse Stock Split [Member]
Current assets:
Bifurcated embedded derivative asset - related party			63,000
Current liabilities:
Convertible notes			8,639,701
Warrant liability			2,300
Nonrelated Party [Member]
Current liabilities:
Convertible notes			215,057
Notes payable - related party, net of discount					9,164,924
Warrant liability	$ 3,000		15,000		641,000
Nonrelated Party [Member] | Reverse Stock Split [Member]
Current liabilities:
Convertible notes			215,057
Notes payable - related party, net of discount
Warrant liability			15,000
Yorkville [Member]
Current liabilities:
Convertible notes					$ 1,766,000
Yorkville [Member] | Reverse Stock Split [Member]
Current liabilities:
Convertible notes

[1]	Measured at period-end.